EQUITY - Reconciliation of parent company and consolidated net income (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Company net income	R$ 5,547,948,000	R$ 5,029,389,000	R$ 4,085,013,000
Participation of non-controlling shareholders	9,384,000	10,588,000	(27,111,000)
Consolidated net income	R$ 5,557,332,000	R$ 5,039,977,000	R$ 4,057,902,000